Leases - Maturity of operating lease liabilities (Details)	Sep. 30, 2021 USD ($)
Maturity of operating lease liabilities
2022	$ 39,687
2023	19,572
2024	14,680
Total lease payments	73,939
Less: imputed interest	(4,868)
Total lease liabilities	$ 69,071